Segmented Information (Tables)	12 Months Ended
Oct. 31, 2018
Text block1 [abstract]
Summary of Results by Business Segment

The following table summarizes the segment results for the years ended October 31.

Results by Business Segment[1]
(millions of Canadian dollars)	For the years ended October 31
					2018
	Canadian Retail	U.S. Retail	Wholesale Banking[2,3]	Corporate[2,3]	Total
Net interest income (loss)	$11,576	$8,176	$1,150	$1,337	$22,239
Non-interest income (loss)	11,137	2,768	2,309	381	16,595
Total revenue[4]	22,713	10,944	3,459	1,718	38,834
Provision for (recovery of) credit losses	998	917	3	562	2,480
Insurance claims and related expenses	2,444	–	–	–	2,444
Non-interest expenses	9,473	6,100	2,067	2,497	20,137
Income (loss) before income taxes	9,798	3,927	1,389	(1,341)	13,773
Provision for (recovery of) income taxes	2,615	432	335	(200)	3,182
Equity in net income of an investment in TD Ameritrade	–	693	–	50	743
Net income (loss)	$7,183	$4,188	$1,054	$(1,091)	$11,334

Total assets as at October 31	$433,960	$417,292	$425,909	$57,742	$1,334,903

					2017
Net interest income (loss)	$10,611	$7,486	$1,804	$946	$20,847
Non-interest income (loss)	10,451	2,735	1,467	649	15,302
Total revenue[4]	21,062	10,221	3,271	1,595	36,149
Provision for (recovery of) credit losses	986	792	(28)	466	2,216
Insurance claims and related expenses	2,246	–	–	–	2,246
Non-interest expenses	8,934	5,878	1,929	2,625	19,366
Income (loss) before income taxes	8,896	3,551	1,370	(1,496)	12,321
Provision for (recovery of) income taxes	2,371	671	331	(1,120)	2,253
Equity in net income of an investment in TD Ameritrade	–	442	–	7	449
Net income (loss)	$6,525	$3,322	$1,039	$(369)	$10,517

Total assets as at October 31	$404,444	$403,937	$406,138	$64,476	$1,278,995

					2016
Net interest income (loss)	$9,979	$7,093	$1,685	$1,166	$19,923
Non-interest income (loss)	10,230	2,366	1,345	451	14,392
Total revenue	20,209	9,459	3,030	1,617	34,315
Provision for (recovery of) credit losses	1,011	744	74	501	2,330
Insurance claims and related expenses	2,462	–	–	–	2,462
Non-interest expenses	8,557	5,693	1,739	2,888	18,877
Income (loss) before income taxes	8,179	3,022	1,217	(1,772)	10,646
Provision for (recovery of) income taxes	2,191	498	297	(843)	2,143
Equity in net income of an investment in TD Ameritrade	–	435	–	(2)	433
Net income (loss)	$5,988	$2,959	$920	$(931)	$8,936

Total assets as at October 31	$383,011	$388,749	$342,478	$62,729	$1,176,967

[1]

The retailer program partners' share of revenues and credit losses is presented in the Corporate segment, with an offsetting amount (representing the partners' net share) recorded in Non-interest expenses, resulting in no impact to Corporate reported Net income (loss). The Net income (loss) included in the U.S. Retail segment includes only the portion of revenue and credit losses attributable to the Bank under the agreements.

[2]	Net interest income within Wholesale Banking is calculated on a TEB. The TEB adjustment reflected in Wholesale Banking is reversed in the Corporate segment.
[3]

Effective February 1, 2017, the total gains and losses as a result of changes in fair value of the CDS and interest rate swap contracts hedging the reclassified financial assets at FVOCI (AFS securities under IAS 39) portfolio are recorded in Wholesale Banking. Previously, these derivatives were accounted for on an accrual basis in Wholesale Banking and the gains and losses related to the derivatives, in excess of the accrued costs were reported in Corporate segment.

[4]	Effective fiscal 2017, the impact from certain treasury and balance sheet management activities relating to the U.S. Retail segment is recorded in the Corporate segment.

Summary of Results by Geographic Location

(millions of Canadian dollars)	For the years ended October 31			As at October 31
			2018	2018
	Total revenue	Income before income taxes	Net income	Total assets
Canada	$23,279	$8,886	$6,523	$713,677
United States	13,751	3,768	2,993	514,263
Other international	1,804	1,119	1,818	106,963
Total	$38,834	$13,773	$11,334	$1,334,903

			2017	2017
Canada	$20,862	$7,250	$5,660	$648,924
United States	13,371	3,677	3,075	515,478
Other international	1,916	1,394	1,782	114,593
Total	$36,149	$12,321	$10,517	$1,278,995

			2016	2016
Canada	$20,374	$6,760	$5,133	$632,215
United States	12,217	2,873	2,436	462,330
Other international	1,724	1,013	1,367	82,422
Total	$34,315	$10,646	$8,936	$1,176,967